Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, D.C.  20001
Telephone:  (202) 737-8833
Facsimile:  (202) 737-5184
www.sewkis.com

September 16, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:           Drexel Hamilton Mutual Funds (File No. 811-22545)

Dear Sir or Madam:

Attached herewith for filing on behalf of Drexel Hamilton Mutual Funds (the "Trust"), is a preliminary Proxy Statement under Section 14 of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder.  The Proxy Statement solicits shareholders to vote on a proposal to approve new investment advisory agreements for the Drexel Hamilton Centre American Equity Fund, Drexel Hamilton Centre Global Equity Fund and Drexel Hamilton Multi-Asset Real Return Fund, each a series of the Trust (each, a "Fund" and together, the "Funds").  The prior investment advisory agreements approved by shareholders of each Fund were terminated as a result of a change in control of the Funds' investment adviser.

Please call Paul M. Miller or the undersigned at (202) 737-8833 with any comments or questions on the attached.

Sincerely,

/s/ Anna C. Leist
Anna C. Leist

Attachment

cc:           Paul M. Miller